ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan and lease losses
Balance at beginning of year	$ 57,650	$ 57,650	$ 56,542	$ 54,021
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	61,505	61,505
Provision for loan and lease losses		70,796	30,598	14,586
Loans charged off		(21,359)	(35,565)	(20,670)
Recoveries		7,087	6,075	8,605
Total net charge-offs		14,272	29,490	12,065
Balance at end of year	119,155	175,679	57,650	56,542
Commercial & Industrial
Allowance for loan and lease losses
Balance at beginning of year	18,584	18,584	18,746	17,598
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,901	9,901
Provision for loan and lease losses		25,407	23,631	10,615
Loans charged off		(5,345)	26,676	(11,533)
Recoveries		2,907	2,883	2,066
Total net charge-offs		2,438	23,793	9,467
Balance at end of year	28,485	51,454	18,584	18,746
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	971	971	1,130	675
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	118	118
Provision for loan and lease losses		758	3	454
Loans charged off		(852)	162	0
Recoveries		0	0	1
Total net charge-offs		852	162	(1)
Balance at end of year	1,089	995	971	1,130
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	2,381	2,381	3,413	3,577
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	11,579	11,579
Provision for loan and lease losses		7,759	(1,100)	(310)
Loans charged off		0	0	0
Recoveries		17	68	146
Total net charge-offs		(17)	(68)	(146)
Balance at end of year	13,960	21,736	2,381	3,413
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	23,579	23,579	21,048	20,930
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	24,118	24,118
Provision for loan and lease losses		38,936	5,107	847
Loans charged off		(12,100)	3,689	(4,835)
Recoveries		2,262	1,113	4,106
Total net charge-offs		9,838	2,576	729
Balance at end of year	47,697	76,795	23,579	21,048
Residential
Allowance for loan and lease losses
Balance at beginning of year	5,299	5,299	4,964	4,683
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	5,490	5,490
Provision for loan and lease losses		(2,122)	739	492
Loans charged off		(488)	677	(422)
Recoveries		381	273	211
Total net charge-offs		107	404	211
Balance at end of year	10,789	8,560	5,299	4,964
Home equity
Allowance for loan and lease losses
Balance at beginning of year	4,787	4,787	5,348	4,935
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	8,430	8,430
Provision for loan and lease losses		(939)	695	829
Loans charged off		(1,541)	(2,591)	(1,725)
Recoveries		1,132	1,335	1,309
Total net charge-offs		409	1,256	416
Balance at end of year	13,217	11,869	4,787	5,348
Installment
Allowance for loan and lease losses
Balance at beginning of year	392	392	362	307
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	801	801
Provision for loan and lease losses		12	2	(85)
Loans charged off		(148)	(223)	(435)
Recoveries		158	251	575
Total net charge-offs		(10)	(28)	(140)
Balance at end of year	1,193	1,215	392	362
Credit card
Allowance for loan and lease losses
Balance at beginning of year	1,657	1,657	1,531	1,316
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	1,068	1,068
Provision for loan and lease losses		985	1,521	1,744
Loans charged off		(885)	1,547	(1,720)
Recoveries		230	152	191
Total net charge-offs		655	1,395	1,529
Balance at end of year	$ 2,725	$ 3,055	$ 1,657	$ 1,531